Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION
Kingsoft Cloud Holdings Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on January 3, 2012. The Company, its subsidiaries, its variable interest entities, and subsidiaries of its variable interest entities are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the provision of cloud services. The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries, the variable interest entities, and subsidiaries of its variable interest entities, which are located in the People’s Republic of China (the “PRC”), Hong Kong (“HK”) and the United States (the “U.S.”).
As disclosed in Note 19, the Company completed its IPO and
follow-on
offering in May and September 2020, respectively.
As of December 31, 2021, the Company’s principal subsidiaries, variable interest entities, and subsidiaries of its variable interest entities, are as follows:

Name	Place of establishment	Date of establishment/ acquisition	Percentage of equity interest attributable to the Company	Principal activities
Subsidiaries:

Kingsoft Cloud Corporation Limited	HK	February 1, 2012	100%	Cloud services

Kingsoft Cloud (Tianjin) Technology Development Co., Ltd .	PRC	May 30, 2019	100%	Cloud services
Wuhan Kingsoft Cloud Information Technology Co., Ltd.	PRC	December 26, 2017	100%	Cloud services
Beijing Kingsoft Cloud Technology Co., Ltd. (“Beijing Kingsoft Cloud”)*	PRC	April 9, 2012	100%	Research and development
Beijing Yunxiang Zhisheng Technology Co., Ltd. (“Yunxiang Zhisheng”)*	PRC	December 15, 2015	100%	Research and development
Camelot Technology Co ., L td . (“Beijing Camelot”)	PRC	September 3, 2021	82.15%	Enterprise digital solutions and related services
Variable interest entities:
Zhuhai Kingsoft Cloud Technology Co., Ltd. (“Zhuhai Kingsoft Cloud”)	PRC	November 9, 2012	Nil	Investment holding
Kingsoft Cloud (Beijing) Information Technology Co., Ltd. (“Kingsoft Cloud Information”)	PRC	April 13, 2018	Nil	Investment holding
Variable interest entities’ subsidiaries:
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“Beijing Kingsoft Cloud Network Technology”)	PRC	November 9, 2012	Nil	Cloud services
Beijing Jinxun Ruibo Network Technology Co., Ltd. (“Beijing Jinxun Ruibo”)	PRC	December 17, 2015	Nil	Cloud services
Nanjing Qianyi Shixun Information Technology Co., Ltd.	PRC	March 31, 2016	Nil	Cloud services

*	Collectively , the “WFOE”

In September 2021, the Company acquired 100% equity interests in Camelot Employee
S
cheme Inc. (“CES”), which owns 82.15% equity interest
s
in Beijing Camelot and its subsidiaries (collectively referred to as “Camelot”) (Note 4).
To comply with PRC laws and regulations which prohibit foreign control of companies that engage in value-added telecommunication services, the Group primarily conducts its business in the PRC through its variable interest entities, Zhuhai Kingsoft Cloud and Kingsoft Cloud Information, and subsidiaries of its variable interest entities (collectively, the “VIEs”). The equity interests of the VIEs are legally held by PRC shareholders (the “Nominee Shareholders”). Despite the lack of technical majority ownership, the Company through WFOE has effective control of the VIEs through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIEs. Through the Contractual Agreements, the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company and therefore, the Company has the power to direct the activities of the VIEs that most significantly impact its economic performance. The Company also has the ability and obligation to absorb substantially all of the profits and all the expected losses of the VIEs that potentially could be significant to the VIEs. The WFOE was the primary beneficiary of the VIEs through December 2019 and the Company has replaced the WFOE as the primary beneficiary of the VIEs since December 2019. Based on the above, the Company consolidates the VIEs in accordance with SEC Regulation
SX-3A-02
and Accounting Standards Codification (“ASC”) 810,
Consolidation
(“ASC 810”).
The following is a summary of the Contractual Agreements:
Shareholder Voting Right Trust Agreements
Pursuant to the shareholder voting right trust agreements signed amongst Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud and its Nominee Shareholders, each Nominee Shareholder irrevocably authorizes the person designated by Beijing Kingsoft Cloud to act as his, her or its
attorney-in-fact
(“AIF”) to exercise on such Nominee Shareholder’s behalf any and all rights that such shareholder has in respect of his, her or its equity interests in Zhuhai Kingsoft Cloud. Beijing Kingsoft Cloud has the right to replace the authorized AIF at any time upon written notice without consent from the other parties. The rights as a shareholder of Zhuhai Kingsoft Cloud, including, but not limited to, the right to attend shareholders’ meetings, vote on any resolution that requires a shareholder vote, such as the appointment of executive directors and senior management. The shareholder voting right trust agreements have a term of 10 years and are subject to automatic renewal on an annual basis unless they are terminated by Beijing Kingsoft Cloud at its sole discretion. Zhuhai Kingsoft Cloud and its Nominee Shareholders have no right to unilaterally terminate the agreement.
The terms of the shareholder voting right trust agreements signed amongst Yunxiang Zhisheng, Kingsoft Cloud Information and its Nominee Shareholders are the same as the terms described above.
Loan Agreements
Beijing Kingsoft Cloud has granted interest-free loans with an aggregate amount of RMB279 to one shareholder of Zhuhai Kingsoft Cloud. The loan was solely for the purposes of capital injection of Zhuhai Kingsoft Cloud. The loans are only repayable by the shareholder through a transfer of her equity interests in Zhuhai Kingsoft Cloud to Beijing Kingsoft Cloud or its designated person(s).
The terms of the loan agreement signed between Yunxiang Zhisheng and all Nominee Shareholders of Kingsoft Cloud Information are the same as the terms described above, except that the total amount of loans extended to all Nominee Shareholders of Kingsoft Cloud Information is RMB10,000.
Exclusive Purchase Option Agreements
Pursuant to the exclusive purchase option agreement between Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud and its Nominee Shareholders, Beijing Kingsoft Cloud has an exclusive irrevocable option to purchase, all or part of the equity interests in Zhuhai Kingsoft Cloud, when and to the extent permitted under PRC law. The purchase price of the equity interests in Zhuhai Kingsoft Cloud shall be equal to the minimum amount of consideration permitted by applicable PRC law or either RMB0.001 or the loan amount, whichever is higher. In addition, the Nominee Shareholders granted Beijing Kingsoft Cloud an exclusive right to designate one or more persons to purchase all or part of the equity interests in Zhuhai Kingsoft Cloud. The exclusive purchase option agreement will terminate when the Nominee Shareholders transfer all of their equity interests in Zhuhai Kingsoft Cloud to Beijing Kingsoft Cloud or its designated person(s).

The terms of the exclusive purchase option agreement signed amongst Yunxiang Zhisheng, Kingsoft Cloud Information and its Nominee Shareholders are the same as the terms described above.
Exclusive Consultation and Technical Services Agreements
Pursuant to the exclusive consultation and technical services agreement between Beijing Kingsoft Cloud and Zhuhai Kingsoft Cloud, Beijing Kingsoft Cloud has the sole and exclusive right to provide Zhuhai Kingsoft Cloud consulting services and technical services. Without the prior written consent of Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud may not directly or indirectly accept any services subject to the exclusive consultation and technical services agreement from any third party, while Beijing Kingsoft Cloud has the right to designate any party to provide such services. Zhuhai Kingsoft Cloud will pay Beijing Kingsoft Cloud a service fee periodically which is adjustable at the sole discretion of Beijing Kingsoft Cloud. The exclusive consultation and technical services agreement will remain effective for 20 years unless both parties agree to terminate the agreement. The agreement can also be renewed at the discretion of Beijing Kingsoft Cloud.
The terms of the exclusive consultation and technical services agreement signed between Yunxiang Zhisheng and Kingsoft Cloud Information are the same as the terms described above, except that the agreement will continuously remain effective unless both parties agree to terminate the agreement.
Equity Pledge Agreements
Pursuant to the equity pledge agreement amongst Beijing Kingsoft Cloud, Zhuhai Kingsoft Cloud and its Nominee Shareholders, the Nominee Shareholders have pledged all of their equity interests in Zhuhai Kingsoft Cloud to Beijing Kingsoft Cloud to guarantee performance of their obligations under the Contractual Agreements described above. During the term of the equity pledge agreement, Beijing Kingsoft Cloud has the right to receive all of Zhuhai Kingsoft Cloud’s dividends and profits distributed on the pledged equity. In the event of a breach by Zhuhai Kingsoft Cloud or any of its Nominee Shareholders of the contractual obligations under the equity pledge agreement, Beijing Kingsoft Cloud, as pledgee, will have the right to dispose of the pledged equity interests in Zhuhai Kingsoft Cloud and will have priority in receiving the proceeds from such disposal. Zhuhai Kingsoft Cloud and its Nominee Shareholders undertake that, without the prior written consent of Beijing Kingsoft Cloud, they will not transfer, or create or allow any encumbrance on the pledged equity interests. The equity pledge agreements will be in effect permanently until Zhuhai Kingsoft Cloud and its Nominee Shareholders have fulfilled all the obligations under the Contractual Agreements.
The terms of the equity pledge agreement signed amongst Yunxiang Zhisheng, Kingsoft Cloud Information and its Nominee Shareholders are the same as the terms described above.
In November and December 2019, the Contractual Agreements were supplemented by the following terms:

a)	Shareholder Voting Right Trust Agreements

•	The shareholder voting right trust agreements are valid as long as the Nominee Shareholders remain the shareholders of the VIEs.

b)	Exclusive Purchase Option Agreements

•
Without the prior consent of the WFOE, the VIEs and the Nominee Shareholders shall not: (i) amend the articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of their assets or beneficial interest, (iv) create or allow any encumbrance on their assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contracts (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments, or (viii) distribute dividends to their shareholders.

•
Any proceeds received by the Nominee Shareholders from the exercise of the option, distribution of profits or dividends, shall be remitted to the WFOE or their designated person(s), to the extent permitted under PRC laws.

c)	Exclusive Consultation and Technical Service Agreements

•	The exclusive consultation and technical services agreements will remain effective unless terminated by the WFOE at its sole discretion.

d)	Financial Support Undertaking Letter

•
Pursuant to the financial support undertaking letter, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIEs, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIEs or its Nominee Shareholders do not have sufficient funds or are unable to repay.

e)	Resolutions of all Shareholders and resolution of the Board of Directors of the Company

•
The Shareholders and the Company’s Board of Directors resolved that the rights under the Shareholder Voting Right Trust Agreements and the Exclusive Purchase Option Agreements were assigned to the Board of Directors of the Company or any officer authorized by the Board of Directors.

As a result, the power and the rights pursuant to the shareholder voting right trust agreements have since been effectively reassigned to the Company which has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. The Company is also obligated to absorb the expected losses of the VIEs through the financial support as described above. Therefore, the Company has replaced the WFOE as the primary beneficiary of the VIEs since December 2019. As the VIEs were subject to indirect control by the Company through the WFOE immediately before and direct control immediately after the Contractual Agreements were supplemented, the change of the primary beneficiary of the VIEs was accounted for as a common control transaction based on the carrying amount of the net assets transferred.
In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs complies with current PRC laws and regulations; (ii) the Contractual Agreements with the VIEs and the Nominee Shareholders are valid, binding and enforceable on all parties to these Contractual Agreements and do not violate current PRC laws or regulations; and (iii) the resolutions are valid in accordance with the articles of association of the Company and Cayman Islands Law.
However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the Nominee Shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the Contractual Agreements with the VIEs. In addition, if the Nominee Shareholders will not remain the shareholders of the VIEs, breach, or cause the VIEs to breach, or refuse to renew the existing Contractual Arrangements the Company has with them and the VIEs, the Company may not be able to effectively control the VIEs and receive economic benefits from them, which may result in deconsolidation of the VIEs.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company may be subject to penalties, including but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,429,508	2,209,647	346,742
Restricted cash	—	89,704	14,077
Accounts receivable, net of allowance for credit losses of RMB 15,745 and RMB 30,082 (US$4,721) as of December 31, 2020 and 2021, respectively	2,258,313	3,170,860	497,577
Prepayments and other assets	630,121	907,350	142,383
Amounts due from related parties	204,275	184,137	28,895
Amounts due from subsidiaries of the Group	1,631,592	2,157,428	338,547

Total current assets	6,153,809	8,719,126	1,368,221

Non-current assets:
Property and equipment, net	1,727,620	2,157,093	338,495
Intangible assets, net	14,980	93,662	14,698
Prepayments and other assets	9,978	27,036	4,243
Goodwill	—	64,082	10,056
Equity investments	86,251	162,244	25,460
Amounts due from related parties	4,712	4,712	739
Operating lease right-of-use assets	210,338	184,908	29,016

Total non-current assets	2,053,879	2,693,737	422,707

Total assets	8,207,688	11,412,863	1,790,928

Current liabilities
Accounts payable	2,013,428	2,733,487	428,944
Accrued expenses and other liabilities	521,307	1,208,868	189,698
Short-term bank loans	278,488	1,348,166	211,557
Long-term bank loan, current portion	74,351	—	—
Income tax payable	45	1,026	161
Amounts due to related parties	56,795	797,731	125,181
Current operating lease liabilities	56,261	70,672	11,090
Amounts due to subsidiaries of the Group	903,879	1,597,946	250,753

Total current liabilities	3,904,554	7,757,896	1,217,384

Non-current liabilities
Deferred tax liabilities	29	—	—
Other liabilities	7,020	6,975	1,095
Non-current operating lease liabilities	146,012	121,057	18,996
Amounts due to related parties	—	472,882	74,206
Amounts due to subsidiaries of the Group	7,367,267	7,486,525	1,174,799

Total non-current liabilities	7,520,328	8,087,439	1,269,096

Total liabilities	11,424,882	15,845,335	2,486,480

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenues	3,882,352	6,377,158	7,972,143	1,251,003
Net loss	(970,344)	(922,908)	(1,556,904)	(244,312)
Net cash used in operating activities	(785,378)	(833,479)	(958,748)	(150,448)
Net cash used in investing activities	(836,981)	(1,471,637)	(843,586)	(132,377)
Net cash generated from financing activities	1,618,102	2,802,088	2,612,563	409,968
The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.
The revenue-producing assets that are held by the VIEs and their subsidiaries comprise mainly electronic equipment, and data center machinery and equipment.
The VIEs and their subsidiaries contributed an aggregate
of
98.1
%,
97.0
% and
88.0
% of the Group’s consolidated revenue for the years ended December
31
,
2019
,
2020
and
2021
, respectively, after elimination of inter-entity transactions.
As of December 31, 2020, there was
no
 pledge or collateralization of the VIEs’ and their subsidiaries’ assets that can only be used to settle obligations of the VIEs and their subsidiaries. As of December 31, 2021, other than
RMB
750,000
 (US$
117,691
) of VIEs’ subsidiaries’ electronic equipment that was secured for the loans borrowed from Xiaomi Group (
n
ote 20), and
RMB
89,704
 (US$
14,077
) of a VIE’s subsidiary’s restricted cash that was secured for certain payables to suppliers and to guarantee

certain revenue contracts, there was no other pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settle obligations of the VIEs and VIEs’ subsidiaries. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs and VIEs’ subsidiaries are without recourse to the Company.